Retirement and Deferred Compensation Plans (Deferred Compensation Plans Liabilities and Investment) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retirement and Deferred Compensation Plans [Abstract]
Total liabilities	$ 623	$ 755
Investments dedicated to fund liabilities	$ 206	$ 254